UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        2/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $    1,751,146
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
4     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Alexandria Real Estate Equities Inc.  COM            015271109    60597   878597 SH       DEFINED    1,3,4     464097      0  414500
Alexandria Real Estate Equities Inc.  COM            015271109     2145    31100 SH       OTHER      1,2,3,4    31100      0       0
Avalonbay Communities, Inc.           COM            053484101    72208   552898 SH       DEFINED    1,3,4     292704      0  260194
Avalonbay Communities, Inc.           COM            053484101     2542    19462 SH       OTHER      1,2,3,4    19462      0       0
Boston Properties, Inc.               COM            101121101    91329   916957 SH       DEFINED    1,3,4     485838      0  431119
Boston Properties, Inc.               COM            101121101     2725    27360 SH       OTHER      1,2,3,4    27360      0       0
Cousins Properties Inc.               COM            222795106     9330  1455565 SH       DEFINED    1,3,4     773225      0  682340
Cousins Properties Inc.               COM            222795106      319    49800 SH       OTHER      1,2,3,4    49800      0       0
DDR Corp.                             COM            23317H102    41146  3380910 SH       DEFINED    1,3,4    1729916      0 1650994
DDR Corp.                             COM            23317H102     1373   112850 SH       OTHER      1,2,3,4   112850      0       0
DiamondRock Hospitality Company       COM            252784301    24699  2562180 SH       DEFINED    1,3,4    1292955      0 1269225
DiamondRock Hospitality Company       COM            252784301      718    74500 SH       OTHER      1,2,3,4    74500      0       0
Douglas Emmett, Inc.                  COM            25960P109    27228  1492751 SH       DEFINED    1,3,4     806398      0  686353
Douglas Emmett, Inc.                  COM            25960P109      926    50750 SH       OTHER      1,2,3,4    50750      0       0
Duke Realty Corporation               COM            264411505    25162  2088156 SH       DEFINED    1,3,4    1073306      0 1014850
Duke Realty Corporation               COM            264411505      955    79275 SH       OTHER      1,2,3,4    79275      0       0
Equity Lifestyle Properties, Inc.     COM            29472R108    13210   198084 SH       DEFINED    1,3,4     108734      0   89350
Equity Lifestyle Properties, Inc.     COM            29472R108      445     6675 SH       OTHER      1,2,3,4     6675      0       0
Equity One, Inc.                      COM            294752100    22032  1297515 SH       DEFINED    1,3,4     692173      0  605342
Equity One, Inc.                      COM            294752100      713    42000 SH       OTHER      1,2,3,4    42000      0       0
Essex Property Trust Inc.             COM            297178105    28080   199842 SH       DEFINED    1,3,4     103789      0   96053
Essex Property Trust Inc.             COM            297178105     1001     7125 SH       OTHER      1,2,3,4     7125      0       0
Extra Space Storage Inc               COM            30225T102    14360   592648 SH       DEFINED    1,3,4     302371      0  290277
Extra Space Storage Inc               COM            30225T102     1351    55752 SH       OTHER      1,2,3,4    55752      0       0
First Industrial Realty               COM            32054K103     9259   905125 SH       DEFINED    1,3,4     490075      0  415050
First Industrial Realty               COM            32054K103      343    33500 SH       OTHER      1,2,3,4    33500      0       0
General Growth Properties, Inc.       COM            370023103    14626   973800 SH       DEFINED    1,3,4     450800      0  523000
HCP Inc.                              COM            40414L109    59792  1443197 SH       DEFINED    1,3,4     746005      0  697192
HCP Inc.                              COM            40414L109     2356    56875 SH       OTHER      1,2,3,4    56875      0       0
Health Care REIT Inc.                 COM            42217K106    85016  1559066 SH       DEFINED    1,3,4     811915      0  747151
Health Care REIT Inc.                 COM            42217K106     2804    51417 SH       OTHER      1,2,3,4    51417      0       0
Host Hotels & Resorts, Inc.           COM            44107P104    59319  4016172 SH       DEFINED    1,3,4    2008388      0 2007784
Host Hotels & Resorts, Inc.           COM            44107P104     1782   120639 SH       OTHER      1,2,3,4   120639      0       0
Kilroy Realty Corp.                   COM            49427F108    25411   667494 SH       DEFINED    1,3,4     343094      0  324400
Kilroy Realty Corp.                   COM            49427F108      962    25275 SH       OTHER      1,2,3,4    25275      0       0
Kimco Realty Corporation              COM            49446R109    18166  1118567 SH       DEFINED    1,3,4     587617      0  530950
Kimco Realty Corporation              COM            49446R109      586    36100 SH       OTHER      1,2,3,4    36100      0       0
Medical Properties Trust Inc.         COM            58463J304     1322   133900 SH       DEFINED    1,3,4          0      0  133900
Mid-America Apartment Communities     COM            59522J103    14583   233149 SH       DEFINED    1,3,4     119349      0  113800
Mid-America Apartment Communities     COM            59522J103      558     8925 SH       OTHER      1,2,3,4     8925      0       0
Plum Creek Timber Co Inc.             COM            729251108      996    27250 SH       DEFINED    1,3,4      27250      0       0
Public Storage, Inc.                  COM            74460D109    97790   727282 SH       DEFINED    1,3,4     398600      0  328682
Public Storage, Inc.                  COM            74460D109     2783    20698 SH       OTHER      1,2,3,4    20698      0       0
Rayonier Inc                          COM            754907103     1699    38075 SH       DEFINED    1,3,4      38075      0       0
Regency Centers Corp.                 COM            758849103    43206  1148479 SH       DEFINED    1,3,4     585629      0  562850
Regency Centers Corp.                 COM            758849103     1460    38800 SH       OTHER      1,2,3,4    38800      0       0
RLJ Lodging Trust                     COM            74965L101     8059   478845 SH       DEFINED    1,3,4     184175      0  294670
RLJ Lodging Trust                     COM            74965L101      384    22800 SH       OTHER      1,2,3,4    22800      0       0
Sabra Health Care REIT Inc            COM            78573L106     9714   803471 SH       DEFINED    1,3,4     220679      0  582792
Sabra Health Care REIT Inc            COM            78573L106      263    21725 SH       OTHER      1,2,3,4    21725      0       0
Simon Property Group, Inc.            COM            828806109   185470  1438422 SH       DEFINED    1,3,4     816958      0  621464
Simon Property Group, Inc.            COM            828806109     7332    56862 SH       OTHER      1,2,3,4    56862      0       0
SL Green Realty Corp                  COM            78440X101    38231   573697 SH       DEFINED    1,3,4     306799      0  266898
SL Green Realty Corp                  COM            78440X101     1446    21700 SH       OTHER      1,2,3,4    21700      0       0
Stag Industrial Inc                   COM            85254J102     1880   163900 SH       DEFINED    1,3,4          0      0  163900
Strategic Hotel Capital Inc           COM            86272T106     8062  1501299 SH       DEFINED    1,3,4     942120      0  559179
Strategic Hotel Capital Inc           COM            86272T106       63    11700 SH       OTHER      1,2,3,4    11700      0       0
Taubman Centers, Inc.                 COM            876664103    57580   927209 SH       DEFINED    1,3,4     448751      0  478458
Taubman Centers, Inc.                 COM            876664103     1712    27575 SH       OTHER      1,2,3,4    27575      0       0
UDR, Inc.                             COM            902653104     9242   368207 SH       DEFINED    1,3,4     198332      0  169875

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
UDR, Inc.                             COM            902653104      365    14550 SH       OTHER      1,2,3,4    14550      0       0
Ventas Inc.                           COM            92276F100    93118  1689062 SH       DEFINED    1,3,4     870562      0  818500
Ventas Inc.                           COM            92276F100     2787    50550 SH       OTHER      1,2,3,4    50550      0       0
Weyerhaeuser                          COM            962166104     3439   184200 SH       DEFINED    1,3,4     184200      0       0
BRE Properties, Inc.                  COM CL A       05564E106     1222    24200 SH       OTHER      1,2,3,4    24200      0       0
BRE Properties, Inc.                  COM CL A       05564E106    32218   638241 SH       DEFINED    1,3,4     333141      0  305100
Forest City Enterprise CL A           COM CL A       345550107      170    14400 SH       OTHER      1,2,3,4    14400      0       0
Forest City Enterprise CL A           COM CL A       345550107      948    80245 SH       DEFINED    1,3,4      72020      0    8225
Hyatt Hotels Corp Class A             COM CL A       448579102      914    24275 SH       OTHER      1,2,3,4    24275      0       0
Hyatt Hotels Corp Class A             COM CL A       448579102     8296   220411 SH       DEFINED    1,3,4     204811      0   15600
Commonwealth REIT                     COM SH BEN INT 203233101     1345    80800 SH       DEFINED    1,3,4          0      0   80800
Entertainment Properties Trust        COM SH BEN INT 29380T105    25617   586067 SH       DEFINED    1,3,4     240292      0  345775
Commonwealth REIT PFD Series E 7.25%  PFD            203233606     1491    61000 SH       DEFINED    1,3,4          0      0   61000
Sunstone Hotel Investors PFD SER D    PFD            867892507     1812    80000 SH       DEFINED    1,3,4          0      0   80000
8.00%
Camden Property Trust                 SH BEN INT     133131102     1668    26800 SH       OTHER      1,2,3,4    26800      0       0
Camden Property Trust                 SH BEN INT     133131102    47501   763195 SH       DEFINED    1,3,4     410945      0  352250
Equity Residential                    SH BEN INT     29476L107     3389    59432 SH       OTHER      1,2,3,4    59432      0       0
Equity Residential                    SH BEN INT     29476L107    95217  1669602 SH       DEFINED    1,3,4     889600      0  780002
Glimcher Realty Trust                 SH BEN INT     379302102     1089   118325 SH       OTHER      1,2,3,4   118325      0       0
Glimcher Realty Trust                 SH BEN INT     379302102    31605  3435319 SH       DEFINED    1,3,4    1825194      0 1610125
Liberty Property Trust                SH BEN INT     531172104      309    10000 SH       OTHER      1,2,3,4    10000      0       0
Liberty Property Trust                SH BEN INT     531172104     7341   237739 SH       DEFINED    1,3,4     125724      0  112015
Macerich Company, The                 SH BEN INT     554382101     6037   119300 SH       DEFINED    1,3,4      44650      0   74650
Prologis Inc.                         SH BEN INT     74340W103     3454   120797 SH       OTHER      1,2,3,4   120797      0       0
Prologis Inc.                         SH BEN INT     74340W103   101565  3552459 SH       DEFINED    1,3,4    1836493      0 1715966
Vornado Realty Trust                  SH BEN INT     929042109     2533    32951 SH       OTHER      1,2,3,4    32951      0       0
Vornado Realty Trust                  SH BEN INT     929042109    56845   739592 SH       DEFINED    1,3,4     393520      0  346072